Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	MAGAL SECURITY SYSTEMS LTD
Entity Central Index Key	0000896494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	16,098,022
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 39,463	$ 32,622
Short-term bank deposits	4,468	3,005
Restricted deposit	2,460	2,299
Trade receivables (net of allowance for doubtful accounts of $1,112 and $959 at December 31, 2011 and 2012, respectively)	17,920	13,230
Unbilled accounts receivable	2,394	4,855
Other accounts receivable and prepaid expenses (Note 3)	2,671	5,438
Inventories (Note 4)	8,535	9,664
Deferred income taxes (Note 14)	502	508
Total current assets	78,413	71,621
LONG-TERM INVESTMENTS AND RECEIVABLES:
Long-term trade receivables	1,048	1,423
Long-term deposits and restricted bank deposits	48	2,202
Severance pay fund	2,220	2,121
Total long-term investments and receivables	3,316	5,746
PROPERTY AND EQUIPMENT, NET (Note 5)	7,122	6,460
OTHER INTANGIBLE ASSETS, NET (Note 6)	171	190
GOODWILL (Note 7)	2,014	1,970
Total assets	91,036	85,987
CURRENT LIABILITIES:
Short-term bank credit (Note 8)	5,358	5,357
Current maturities of long-term bank debt (Note 10)	33	33
Trade payables	6,725	6,724
Customer advances	6,895	5,877
Other accounts payable and accrued expenses (Note 9)	10,200	13,137
Total current liabilities	29,211	31,128
LONG-TERM LIABILITIES:
Long-term bank debt (Note 10)	6	38
Deferred income taxes (Note 14)	210	205
Accrued severance pay	3,283	3,605
Total long-term liabilities	3,499	3,848
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY (Note 12):
Share capital - Ordinary shares of NIS 1 par value - Authorized: 39,748,000 shares at December 31, 2011 and December 31, 2012; Issued and outstanding: 15,819,822 shares at December 31, 2011 and 16,098,022 shares at December 31, 2012	4,887	4,813
Additional paid-in capital	66,183	64,920
Accumulated other comprehensive income	4,749	4,486
Foreign currency translation adjustments (Company's stand alone financial statements)	2,224	603
Accumulated deficit	(19,717)	(23,811)
Total shareholders' equity	58,326	51,011
Total liabilities and shareholders' equity	$ 91,036	$ 85,987

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 959		$ 1,112
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	39,748,000	39,748,000	39,748,000	39,748,000
Ordinary shares, shares issued	16,098,022	16,098,022	15,819,822	15,819,822
Ordinary shares, shares outstanding	16,098,022	16,098,022	15,819,822	15,819,822

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 77,697	$ 88,591	$ 49,699
Cost of revenues	44,163	49,089	31,400
Gross profit	33,534	39,502	18,299
Operating expenses:
Research and development, net	4,041	3,898	4,105
Selling and marketing	16,528	19,415	11,261
General and administrative	7,408	8,682	7,593
Other income (Note 11f)		(2,304)
Total operating expenses	27,977	29,691	22,959
Operating income (loss)	5,557	9,811	(4,660)
Financial expenses (income), net (Note 17)	472	(756)	967
Income (loss) before income taxes	5,085	10,567	(5,627)
Income taxes (Note 14)	991	723	602
Net income (loss)	4,094	9,844	(6,229)
Less: loss attributable to non-controlling interests			24
Income (loss) attributable to Magal shareholders'	$ 4,094	$ 9,844	$ (6,205)
Basic and diluted income (loss) per share (Note 13)	$ 0.26	$ 0.78	$ (0.6)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ 4,094	$ 9,844	$ (6,205)
Realized foreign currency translation adjustments from subsidiary	(421)
Foreign currency translation adjustments	684	(589)	1,226
Total comprehensive income (loss)	4,357	9,255	(4,979)
Add - comprehensive loss attributable to non-controlling interests			(24)
Comprehensive income (loss) attributable to Magal shareholders'	$ 4,357	$ 9,255	$ (5,003)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign Currency Translation Adjustment - the Company [Member]	Retained earnings (accumulated deficit) [Member]	Non-controlling interests [Member]
Balance at Dec. 31, 2009	$ 32,309	$ 3,225	$ 48,741	$ 3,849	$ 3,890	$ (27,450)	$ 54
Balance, shares at Dec. 31, 2009	10,396,548	10,396,548
Stock-based compensation	833		833
Stock-based compensation - granted by related party	100		100
Capital fund on loan granted by a related party	297		297
Purchase of non-controlling interests	(30)						(30)
Foreign currency translation adjustments - the Company	(490)				(490)
Comprehensive income (loss):
Net Income (Loss)	(6,229)					(6,205)	(24)
Realized foreign currency translation adjustments
Foreign currency translation adjustments	1,226			1,226
Balance at Dec. 31, 2010	28,016	3,225	49,971	5,075	3,400	(33,655)
Balance, shares at Dec. 31, 2010	10,396,548	10,396,548
Issuance of share capital, net	16,228	1,588	14,640
Issuance of share capital, net, shares		5,423,274
Stock-based compensation	344		344
Stock-based compensation - granted by related party	54		54
Loan granted by a related party	(89)		(89)
Foreign currency translation adjustments - the Company	(2,797)				(2,797)
Comprehensive income (loss):
Net Income (Loss)	9,844					9,844
Realized foreign currency translation adjustments
Foreign currency translation adjustments	(589)			(589)
Balance at Dec. 31, 2011	51,011	4,813	64,920	4,486	603	(23,811)
Balance, shares at Dec. 31, 2011	15,819,822	15,819,822
Issuance of shares upon exercise of employee stock options	1,115	74	1,041
Issuance of shares upon exercise of employee stock options, shares		278,200
Stock-based compensation	203		203
Stock-based compensation - granted by related party	19		19
Foreign currency translation adjustments - the Company	1,621				1,621
Comprehensive income (loss):
Net Income (Loss)	4,094					4,094
Realized foreign currency translation adjustments	(421)			(421)
Foreign currency translation adjustments	684			684
Balance at Dec. 31, 2012	$ 58,326	$ 4,887	$ 66,183	$ 4,749	$ 2,224	$ (19,717)
Balance, shares at Dec. 31, 2012	16,098,022	16,098,022

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 4,094	$ 9,844	$ (6,229)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,178	1,219	1,062
Loss (gain) on sale of property and equipment	9	(36)	48
Decrease (increase) in accrued interest and exchange differences on short-term and long-term bank deposits and long-term loans	97	(221)	(510)
Write off of long term loan			206
Stock based compensation	222	398	933
Decrease (increase) in trade receivables, net	(4,109)	1,208	(2,809)
Decrease (increase) in unbilled accounts receivable	2,632	(2,361)	3,161
Decrease (increase) in other accounts receivable and prepaid expenses	2,908	(3,273)	(1,164)
Decrease in inventories	1,391	159	995
Increase in deferred income taxes	(38)	(66)	(168)
Decrease in long-term trade receivables	397	36	282
Increase (decrease) in trade payables	(163)	3,209	(258)
Increase (decrease) in other accounts payable and accrued expenses	(3,320)	6,086	391
Increase (decrease) in customer advances	849	3,867	(7)
Accrued severance pay, net	(441)	349	87
Net cash provided by (used in) continuing operations	5,706	20,418	(3,980)
Net cash used in discontinued operations			(17)
Net cash provided by (used in) operating activities	5,706	20,418	(3,997)
Cash flows from investing activities:
Investment in short-term deposits	(1,542)	(3,212)
Proceeds from sale of short-term bank deposits	210	31	1,857
Investment in long-term bank deposits and restricted deposit	(152)	(2,043)	(5,149)
Release of long-term bank deposits and restricted deposit	2,088	2,776	483
Proceeds from sale of property and equipment	78	50	2,080
Purchase of property and equipment	(1,708)	(1,185)	(363)
Investment in know-how and patents	(22)	(28)	(24)
Net cash used in investing activities	(1,048)	(3,611)	(1,116)
Cash flows from financing activities:
Short-term bank credit, net	(122)	(3,530)	536
Principal payment of long-term bank loans	(32)	(477)	(1,827)
Proceeds from related party loan			10,000
Repayment of related party loan		(10,388)
Proceeds from issuance of shares upon exercise of options to employees	1,115
Proceeds from issuance of shares, net of issuance costs of $ 207		16,228
Net cash provided by financing activities	961	1,833	8,709
Effect of exchange rate changes on cash and cash equivalents	1,222	(2,614)	1,131
Increase in cash and cash equivalents	6,841	16,026	4,727
Cash and cash equivalents at the beginning of the year	32,622	16,596	11,869
Cash and cash equivalents at the end of the year	39,463	32,622	16,596
Cash paid during the year for:
Interest	267	905	463
Income taxes	$ 510	$ 964	$ 389

CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 20, 2011	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Issuance costs	$ 207	$ 207

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Magal Security Systems Ltd. ("the Parent Company") and its subsidiaries (together - "the Company") are international solutions providers of safety, security, site management and intelligence gathering and compilation solutions and products. The Company's systems are used world-wide.

b.
On August 20, 2011, the Parent Company completed rights offering according to which it distributed to all holders of its ordinary shares at no charge, subscription rights to purchase up to an aggregate of 5,273,274 Ordinary shares. The rights offering was fully subscribed for and the Parent Company received net proceeds of approximately $16,000.

c.
On June 17, 2011 the Parent Company completed a private placement of 150,000 of its ordinary shares to Ki Corporation, a company beneficially owned by Mr. Nathan Kirsh (Related Party), at an initial price per share of $3.04, which was equal to the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the private placement. Upon the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of its ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

d.	As for major customer data, see Notes 16b.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's revenues are generated in NIS, U.S. dollars and Euros. In addition, most of the Parent Company's costs are incurred in NIS. The Company's management believes that the NIS is the primary currency of the economic environment in which the Company operates.

In accordance with U.S. Securities and Exchange Commission Regulation S-X, Rule 3-20, the Company has determined its reporting currency to be the U. S. dollar. The measurement process of Rule 3-20 is conceptually consistent with that of ASC 830.

Therefore, the functional currency of the Company is the NIS and its reporting currency is the U.S. dollar. The functional currency of the Company's foreign subsidiaries is the local currency in which each subsidiary operates.

ASC 830, "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

After the measurement process is complete the financial statements are translated into the reporting currency, which is the U.S. dollar, using the current rate method. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Changes in the Parent Company's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.	Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year, and are presented at their cost.

A bank deposit with a maturity of more than one year is included in long-term bank deposits, and presented at cost.
f.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "first-in, first-out" method.

Work in progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect cost, representing allocable operating overhead expenses and manufacturing costs.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded inventory write-offs in the amounts of $309, $960 and $573, respectively. Such write-offs were included in cost of revenues.

g.	Long-term trade receivables:

Long-term trade and other receivables with long term payment terms are recorded at their estimated present values.

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

i.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350, "Intangibles - Goodwill and Other." Intangible assets were amortized based on the straight line method.

Patents are amortized over a period of ten years and technology is amortized over eight years.

j.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. In 2010, 2011 and 2012, the Company did not record any impairment charges attributable to long-lived assets.
k.	Goodwill:

Goodwill has been recorded as a result of past acquisitions and represents excess of the costs over the net fair value of the assets of the businesses acquired.

Goodwill is allocated to one reporting unit within the Perimeter Products segment.

The Company follows ASC 350, "Intangibles - Goodwill and Other."

ASC 350 requires goodwill to be tested for impairment, at the reporting unit level, at least annually or between annual tests in certain circumstances, and written down when impaired, rather than being amortized. The Company performs its goodwill annual impairment test at December 31 of each year, or more often if indicators of impairment are present.

ASC 350 prescribes a two phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value is determined using discounted cash flows, based on the income approach, as the Company believes that this approach best approximates the reporting unit's fair value at this time. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital for each of the reporting units.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. The Company did not apply the qualitative option this year.

The material assumptions used for the income approach for 2012 were five years of projected net cash flows, a weighted average cost of capital rate of 14% and a long-term growth rate of 1%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

As required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

During the years ended December 31, 2010, 2011 and 2012, the Company did not record any impairment charges.

l.	Revenue recognition:

The Company generates its revenues mainly from (1) installation of comprehensive security systems for which revenues are generated from long-term fixed price contracts; (2) sales of security products; and (3) services and maintenance, which are performed either on a fixed-price basis or as time-and-materials based contracts.

Revenues from installation of comprehensive security systems are generated from fixed-price contracts according to which the time between the signing of the contract and the final customer acceptance is usually over one year. Such contracts require significant customization for each customer's specific needs and, as such, revenues from this type of contract are recognized in accordance with ASC 605-35, "Revenue Recognition -Construction-Type and Production-Type Projects," using contract accounting on a percentage of completion method. Accounting for long-term contracts using the percentage-of-completion method stipulates that revenue and expense are recognized throughout the life of the contract, even though the project is not completed and the purchaser does not have possession of the project. Percentage of completion is calculated based on the "Input Method."

Project costs include materials purchased to produce the system, related labor and overhead expenses and subcontractor's costs. The percentage to completion is measured by monitoring costs and efforts devoted using records of actual costs incurred to date in the project compared to the total estimated project requirement, which corresponds to the costs related to earned revenues. The amounts of revenues recognized are based on the total fees under the agreements and the percentage to completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and the terms of settlement, including in cases of termination for convenience. In all cases the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Fees are payable upon completion of agreed upon milestones and subject to customer acceptance. Amounts of revenues recognized in advance of contractual billing are recorded as unbilled accounts receivable. The period between most instances of advanced recognition of revenues and the customers' billing generally ranges between one to six months.

The Company sells security products to customers according to customer orders without installation work. The customers do not have a right to return the products. Revenues from security product sales are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Services and maintenance are performed under either fixed-price based or time-and-materials based contracts. Under fixed-price contracts, the Company agrees to perform certain work for a fixed price. Under time-and-materials contracts, the Company is reimbursed for labor hours at negotiated hourly billing rates and for materials. Such service contracts are not in the scope of ASC 605-35 and, accordingly, related revenues are recognized in accordance with SAB No. 104, as those services are performed or over the term of the related agreements provided that, an evidence of an arrangement has been obtained, fees are fixed and determinable and collectability is reasonably assured.

Deferred revenue includes unearned amounts under installation services, service contracts and maintenance agreements.

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation".

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the vesting period, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $833, $344 and $203, respectively. In the years ended December 31, 2010, 2011 and 2012, the Company recognized additional stock-based compensation expenses of $100, $54 and $19, respectively, related to a transaction between two of the Company's related parties, see Note 15d.

The Company estimates the fair value of stock options granted under ASC 718 using the Binomial model. The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following assumptions were used in the Binomial option pricing model for the year ended December 31, 2012 (no options were granted in 2010 and 2011).

2012

Dividend yield	0%
Expected volatility	44.88%-73.44%
Risk-free interest	0.19%-1.1%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

n.	Research and development costs:

Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.

o.	Warranty costs:

The Company provides a warranty for up to 26 months at no extra charge. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized in accordance with ASC 450, "Contingencies." Factors that affect the Company's warranty liability include the number of units, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table provides the detail of the change in the Company's product warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2011 and 2012:

	December 31,
	2011	2012

Warranty provision, beginning of year	$962	$1,308
Charged to costs and expenses relating to new sales	845	732
Costs of warranties granted	(405)	(803)
Foreign currency translation adjustments	(94)	(35)

Warranty provision, end of year	$1,308	$1,202

p.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share." Part of the Company's outstanding stock options has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of Magal's Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings (loss) per share was 753,978 shares and 559,186 shares for the years ended December 31, 2011 and 2012, respectively.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable, long-term trade receivables and long-term loans.

Of the Company's cash and cash equivalents and short-term, restricted and long-term bank deposits at December 31, 2012, $41,050 is invested in major Israeli and U.S. banks, and approximately $5,390 is invested in other banks, mainly with Deutsche Bank, Royal Bank of Canada and Westpac Bank. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and therefore, bear low risk.

The short-term and long-term trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in Israel, the United States, Canada, Mexico, and Europe.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection and in accordance with an aging policy. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

Changes in the Company's allowance for doubtful accounts during the period are as follows:
	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$911	$919	$1,112
Doubtful debt expenses during the year	601	411	413
Customers write-offs/collection during the year	(610)	(144)	(599)
Exchange rate	17	(74)	33

	$919	$1,112	$959

As of December 31, 2012, the Company has no significant off-balance sheet concentrations of credit risk, such as foreign exchange contracts or foreign hedging arrangements.

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company adopted an amendment to ASC 740, "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In the years ended December 31,2010, 2011 and 2012, the Company recorded tax expenses in connection to uncertainties in income taxes of $88, $113 and $409, respectively.

s.	Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes immaterial profits.

On December 31, 2007, the then Chairman of the Company's Board of Directors, (hereinafter - the retired Chairman) retired from his position. Pursuant to his retirement agreement, the retired Chairman is entitled to receive certain perquisites from the Company for the rest of his life. As of December 31, 2012, the actuarial value of these perquisites is estimated at approximately $708. This provision was included as part of accrued severance pay.

Severance expenses for the years ended December 31, 2010, 2011 and 2012, amounted to approximately $724, $868 and $586, respectively.

The Company has entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

(i)
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, unbilled accounts receivable, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

(ii)
The carrying amount of the Company's long-term trade receivables and long-term bank deposits approximate their fair value. The fair value was estimated using discounted cash flows analysis, based on the Company's investment rates for similar type of investment arrangements.

(iii)
The carrying amounts of the Company's long-term debt are estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. As of December 31, 2012, there was no material difference in the fair value of the Company's long-term borrowing compared to their carrying amount.

u.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $137, $164 and $152, respectively.

v.	Fair value measurements:

ASC 820, "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In 2012, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.

w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments not designated as hedging instruments:

The Company enters into forward "extra" contracts to hedge portions of balances denominated in currencies other than its functional currency. These forward contracts are a combination of the purchase of a foreign exchange option and the sale of a foreign exchange option with a "knock in." A foreign exchange option with a "knock in" is a product that gives the holder the right but not the obligation to exchange one currency for another at a predetermined rate once an agreed "knock in" rate trades. Those instruments are not designated as hedging instruments. As a result, gains and losses related to such derivative instruments are recorded in financial expenses (income).

During the year ended December 31, 2012, the Company recognizes $410 profit from those forward "extra" contracts as part of financial income. During the year ended December 31, 2011, these forward "extra" transactions had no impact on the Company's results as none of the "knock in" rates were met. In the year ended December 31, 2010, the Company had no forward contracts.

x.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity (deficiency) during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company's chose to present two consecutive statements.
The Company has determined that its items of comprehensive income (loss) relate to unrealized gain from foreign currency translation adjustments.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Foreign currency translation adjustments	$5,075	$4,486	$4,749

Total accumulated other comprehensive income	$5,075	$4,486	$4,749

y.	Non-controlling interest:

The Company established a Spanish subsidiary in September 2009, which was 76% owned by the Company and 24% owned by a local partner. As of December 31, 2010, the Company changed the engagement terms with the local partner pursuant to a new employment agreement with the Spanish subsidiary. In return for the new arrangement, the local partner gave up his ownership rights and starting December 31, 2010, the Company owns 100% of the Spanish subsidiary.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2012

Government authorities	$1,053	$818
Employees	26	12
Prepaid expenses	3,711	1,087
Advances to suppliers	362	298
Others	286	456

	$5,438	$2,671

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2012

Raw materials	$2,021	$1,779
Work in progress	2,628	2,220
Finished products	5,015	4,536

	$9,664	$8,535

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2011	2012
Cost:

Land and buildings	$7,540	$7,723
Machinery and equipment	6,685	4,934
Motor vehicles	1,373	1,652
Promotional displays	2,113	583
Office furniture and equipment	3,249	2,632
Leasehold improvements	570	592

	21,530	18,116
Accumulated depreciation:

Buildings	3,606	3,499
Machinery and equipment	5,996	4,258
Motor vehicles	773	738
Promotional displays	1,928	377
Office furniture and equipment	2,595	1,891
Leasehold improvements	172	231

	15,070	10,994

Property and equipment, net	$6,460	$7,122

b.	Depreciation expenses amounted to $970, $1,171 and $1,133 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	For charges, see Note 11g.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	OTHER INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2011	2012
Cost:

Know-how	$1,056	$1,082
Patents	3,385	3,490
Technology	12	18

	4,453	4,590
Accumulated amortization:

Know-how	1,056	1,082
Patents	3,197	3,326
Technology	10	11

	4,263	4,419

Other intangibles, net	$190	$171

b.	Amortization expenses related to intangible assets amounted to $92, $48 and $45 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46

$171

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

Goodwill relates to one reporting unit within the Perimeter Products segment.

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

As of January 1, 2011	$2,026

Foreign currency translation adjustments	(56)

As of December 31, 2011	1,970

Foreign currency translation adjustments	44

As of December 31, 2012	$2,014

The Company determined the fair value of the reporting unit using the income approach. The material assumptions used for the income approach for 2012 were 5 years of projected net cash flows, a discount rate of 14% and a long-term growth rate of 1.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2011	2012	2011	2012
	%

In or linked to NIS	4.69	3	$5,264	$5,358
In or linked to Euro	8.36	-	93	-

			$5,357	$5,358
Weighted average interest rates at the end of the year	4.75	3

b.	Credit lines:

	December 31,
	2011	2012

Short-term bank credit	$5,357	$5,358
Long-term bank credit	71	39
Performance guarantees	8,491	5,986

	13,909	11,383

Unutilized credit lines	10,762	17,204

Total authorized credit lines	$24,671	$28,587

c.
The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $10,000. As of December 31, 2012, the Company's Canadian subsidiary was in compliance with the ratios and terms.

d.	For charges, see Note 11g.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 9:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2012

Employees and payroll accruals	$3,198	$2,790
Accrued expenses	7,902	5,807
Deferred revenues	1,447	186
Government authorities	113	479
Income tax payable and tax provision	305	823
Others	173	115

	$13,137	$10,200

LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT
NOTE 10:-	LONG-TERM BANK DEBT

a.	Classified by currency, linkage terms and interest rates:

		Interest rate		December 31,
		2011	2012	2011	2012
		%

Bank loan	NIS	4.26	3.59	$71	$39

				71	39
Less - current maturities				33	33

				$38	$6
Weighted average interest rates at the end of the year		4.26	3.59

b.	As of December 31, 2012, the aggregate annual maturities of the long-term loans are as follows:

2013	$33
2014	6

$39

c.	As for charges, see Note 11g.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade ("OCS"):

Under the research and development agreements between the Company and the OCS and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the OCS and ancillary services, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required.

Royalties paid to the OCS amounted to $0, $68 and $178 for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, the Company had remaining contingent obligations to pay royalties in the amount of approximately $1,100.

b.	Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. Under this agreement, the Company also committed to purchase a certain volume of products at a minimum amount of approximately $300 over 2.5 years after achievement of certain milestones. As of December 31, 2012, royalty commitments under the agreement amounted to $55.

c.	Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2024.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2013	$766
2014	457
2015	230
2016	154
2017	101
2018 and there after	781

$2,489

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 were approximately $924, $1,019 and $904, respectively.

d.	Guarantees:

As of December 31, 2012, the Company obtained bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel, in the aggregate amount of $5,986.

e.	Restricted deposit:

In connection with a project in Africa, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project in the amount of $4,280. As of December 31, 2012, $2,140 is still restricted. The deposits for the project bear an average interest at rate of 1.5% and will be released to the Company after meeting the remaining predetermined milestones.

f.	Legal proceedings:

In May 2005, the Company entered into an agreement to supply comprehensive security solutions for a sensitive site in Eastern Europe. The Company commenced the project and delivered some of the equipment and other deliverables to the customer in 2005. In April 2006, the customer informed the Company that it was canceling the agreement due to errors in the design documents that the Company submitted. In addition, the customer did not make payments required under the agreement. The Company denied all of the allegations and the case was referred to arbitration.

On June 6, 2007, the Court of Arbitration issued its decision in the arbitration and stated that the agreement between the Company and the customer was void due to legal mistakes made by the customer in the tender process. Based on such decision, the Company decided to initiate a new legal action against the customer seeking compensation for the damages incurred. In March 2010, the Court of Arbitration determined that the customer is liable for certain expenses incurred by the Company in connection with the negotiation and execution of the agreement due to the customer's wrongful behavior during the negotiations. In addition, the Court of Arbitration determined that the customer is liable for damages caused to the Company due to the customer's unjust enrichment resulting from the non-payment for certain deliveries made by the Company. Accordingly, on October 25, 2011 the Company collected an arbitration award of approximately $2,500 and recorded income of $2,300 from the arbitration, net of legal expenses. The income was recorded in the Company's 2011 Statement of Operations under the caption "other income". On November 21, 2011 the client filed a claim seeking the cancellation of the arbitration award by disputing the merits of the case. In the Company's view and based on the opinion of its legal counsel, the chances that the award will be vacated are low.

In addition, the Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

g.	Charges:

As collateral for all of the Company liabilities to banks:

In January 2010, the Company approved a new credit arrangement and created in favor of its bank's a first degree fixed charge over its unissued share capital and its goodwill and a first degree floating charge over its factory, business, and all of its assets and rights.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:- SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market and until November 30, 2012, were listed on the Tel-Aviv Stock Exchange. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Issued and outstanding share capital: 15,819,822 shares at December 31, 2011 and 16,098,022 shares at December 31, 2012.

On August 20, 2011, the Company completed rights offering of 5,273,274 of its Ordinary shares at a price per share of $3.03, receiving net proceeds of $16,000.

On June 17, 2011, the Company completed a private placement of 150,000 of its Ordinary shares to Ki Corporation at an initial price per share of $3.04, which was equal to the closing price of its Ordinary shares on the NASDAQ Global Market on June 16, 2011. On June 29, 2011, the record date of the rights offering, the price per share paid by Ki Corporation was adjusted to $3.05, which was the closing price of the ordinary shares on the NASDAQ Global Market on the date prior to the record date of the rights offering.

c.	Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the Company's 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

The 2003 Plan is effective for ten years and will terminate in October 2013. Any options that are cancelled or forfeited before expiration become available for future grant.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018.

On June 23, 2010, the Company's Annual General Meeting approved the Company's 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. The ordinary shares that remain available for futures option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any ordinary shares that become available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option currently outstanding under the 2003 Plan will be rolled over to the 2010 Plan. Following the adoption of the 2010 Plan, no additional options will be granted under the 2003 Plan. The 2010 Plan has a term of ten years.

As of December 31, 2012, 558,543 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company's stock option plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	1,108,000	$5.28	36.2	81
Granted	85,000	$5.14	52.03	-
Exercised	(278,200)	$4.01
Forfeited	(132,968)	$7.06

Outstanding at December 31, 2012	781,832	$5.42	30.18	122

Vested and expected to vest at December 31, 2012	781,832	$5.42	30.18	122

Exercisable at December 31, 2012	644,832	$5.59	25.7	107

The weighted-average grant-date fair value of options granted during the year ended December 31, 2012 was $2.18. No options were granted during the years ended December 31, 2010 and 2011. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2012 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. The total intrinsic value of options exercised for the year ended December 31, 2012 was $455, as none of the options were exercised in the aforementioned period. As of December 31, 2012, there were approximately $122 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans and $0 related to option granted to related parties (see Note 16d). This cost is expected to be recognized over a period of 2.5 years.

The options outstanding as of December 31, 2012 are follows:

Options outstanding as of December 31, 2012	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2012
		(In months)

300,000	$7.59	16.67	300,000
98,000	$4.09	21.83	73,500
83,332	$4.35	38.57	83,332
182,500	$3.53	37.70	155,000
33,000	$3.48	35.23	33,000
85,000	$5.14	52.03	-

781,832		30.18	644,832

d.	Dividends:

Dividends, if any, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment. The Company has determined that it will not distribute dividends out of tax-exempt profits.

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to Magal shareholders'	$(6,205)	$9,844	$4,094

Denominator:
Denominator for basic net earnings per share weighted-average number of shares outstanding	10,396,548	12,645,283	16,003,482
Effect of diluting securities:
Employee stock options	-	-	27,334

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	10,396,548	12,645,283	16,030,816

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 14:-	TAXES ON INCOME

a.	Tax benefits in Israel under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted the status of an "Approved Enterprise" under the Law. Currently, there is expansion program under which the Company is entitled to tax benefits.

On August 13, 2002, a program of the Company was granted the status of an "Approved Enterprise". The Company elected to enjoy the "alternative benefits" track - waiver of grants in return for tax exemption - and, accordingly, the Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The benefit period for this program began in 2003 and terminated in 2012.

The period of tax benefits detailed above is subject to limits of the earlier of 12 years from the commencement of production or 14 years from receiving the approval ("the years' limitation"). Please note that the years' limitation does not apply to the exemption period.

An amendment to the Law, which was published effective as of April 1, 2005 ("the Amendment"), changed certain provisions of the Law. As a result of the Amendment, a company is no longer obliged to implement an Approved Enterprise status in order to receive the tax benefits previously available under the Alternative Benefits provisions, and therefore there is no need to apply to the Investment Center for this purpose (Approved Enterprise status remains mandatory for companies seeking grants). Rather, a company may claim the tax benefits offered by the Investment Law directly in its tax returns, provided that its facilities meet the criteria for tax benefits set out by the Amendment. A company is also entitled to approach the Israeli Tax Authority for a pre-ruling regarding their eligibility for benefits under the Amendment.

Tax benefits are available under the Amendment to production facilities (or other eligible facilities), which are generally required to derive more than 25% of their business income from export (referred to as a Beneficiary Enterprise). In order to receive the tax benefits, the Amendment states that a company must make an investment in the Beneficiary Enterprise exceeding a minimum amount specified in the Law. Such investment may be made over a period of no more than three years ending at the end of the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise ("the Year of Election").

Where a company requests to have the tax benefits apply to an expansion of existing facilities, then only the expansion will be considered a Beneficiary Enterprise and the company's effective tax rate will be the result of a weighted combination of the applicable rates. In such event, the minimum investment required in order to qualify as a Beneficiary Enterprise is required to exceed a certain percentage of the company's production assets before the expansion. The duration of tax benefits is subject to a limitation of the earlier of seven years from the Commencement Year. The Commencement Year is defined as the later of (a) the first tax year in which a company had derived income for tax purposes from the Beneficiary Enterprise or (b) the year in which a company requested to have the tax benefits apply to the Beneficiary Enterprise - Year of Election) or 12 years from the first day of the Year of Election.

Additional amendments to the Investment Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Investment Law) would enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere for a period of ten years.

As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company, provided however that dividends distributed from 'Preferred Income' from one Israeli corporation to another, would not be subject to tax. While a company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment. Under the transitional provisions of the 2011 Amendment, the Company could have elected whether to irrevocably implement the 2011 Amendment with respect to the Company's existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or to keep implementing the legislation prior to the 2011 Amendment in the future. The Company did not elect to implement the 2011 Amendment in 2011 or in 2012. The 2011 Amendment has no material effect on the tax payable in respect of the Company's operations.

On March 3, 2007, the Company received a pre-ruling from the Israeli Tax Authority for its request for a Beneficiary Enterprise, regarding eligibility for benefits under the Amendment. The Company's income from this program is tax-exempt for a period of two years and is subject to a reduced tax rate of 10%-25% for a period of five to eight years (depending upon the percentage of foreign ownership of the Company). The Company has not yet obtained any tax benefits from this program.

Income from sources other than an "Approved Enterprise" during the benefit period was subject to tax at regular rate of 25% in 2012 (see e. below).

By virtue of the Law, the Company is entitled to claim accelerated depreciation on equipment used by the "Approved Enterprise" during five tax years.

Since the Company is operating under approval for an Approved Enterprise and since part of its taxable income is not entitled to tax benefits under the Law and is taxed at regular rates (25% in 2012), its effective tax rate is the result of a weighted combination of the various applicable rates and tax-exemptions. The computation is made for income derived from each program on the basis of formulas determined in the law and in the approvals.

The tax-exempt income attributable to the "Approved Enterprises" can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of the Company. If the retained tax-exempt income is distributed in a manner other than in the complete liquidation of the Company, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (currently - 15%).

The Company's Board of Directors has decided that its policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprise," as such retained earnings are essentially permanent in duration.

In November 2012, the Knesset passed Amendment No. 69 to the Investment Law (the "Trapped Earnings Law") which provides a temporary, partial relief from taxation on a distribution from exempt income for companies which elect the relief through November 2013. The Trapped Earnings Law allows a company to qualify a portion of its exempt income ("Elected Earnings") for a reduced tax rate ranging between 17.5% and 6%. While the reduced tax is payable within 30 days of election, an electing company is not required to actually distribute the Elected Earnings within a certain period of time. The applicable rate is based on a linear formula involving the portion of Elected Earnings to exempt income and the applicable tax rate prescribed in the Investment Law. A company electing to qualify its exempt income must undertake to make designated investments in productive fixed assets, research and development, or wages of new employees ("Designated Investment"). The Designated Investment amount is defined by a formula which considers the portion of Elected Earnings to the exempt income and the applicable tax rate prescribed by the Investment Law.

In addition to the reduced tax rate, a distribution of Elected Earnings would be subject to a 15% withholding tax. The Trapped Earnings Law provides an exemption from the 15% withholding tax for a distribution to an Israeli resident company from companies which have elected the Privileged Enterprise status and waived their Approved Enterprise and privileged Enterprise Status through June 2015.

The Company is currently evaluating the implications of an election under the Trapped Earnings Law on the Company.

b.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Under the Income Tax (Inflationary Adjustments) Law, 1985, results for tax purposes are measured in real terms, in accordance with the changes in the Israeli Consumer Price Index ("Israeli CPI"). Accordingly, until 2002, results for tax purposes were measured in terms of earnings in NIS after certain adjustments for increases in the Israeli CPI.

Changes in the tax laws applicable to the Company:

In February 2008, the "Knesset" (Israeli Parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law with effect from 2008 and thereafter. From 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amended law includes, among other things, the elimination of the inflationary additions and deductions and the additional deduction for depreciation with effect from 2008.

c.	Tax benefits (in Israel) under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "industrial company" as defined by this law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of the purchase price of patents and know-how and deduction of public offering expenses.
d.	Tax rates:

1.	Corporate tax rates in Israel were 25% in 2010, 24% in 2011and 25% in 2012.
In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) - 2011 ("the Tax Burden Reform"), which came into effect on January 1, 2012. Pursuant to the Tax Burden Reform, the corporate tax rate is scheduled to remain at a rate of 25% for future tax years. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The implementation of the Tax Burden Reform by the Company did not have effect on the Company's 2011 results.

2.	The tax rates of the Company's subsidiaries range between 16%-40%.

e.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile.

Israeli income taxes and foreign withholding taxes were not provided for undistributed earnings of the Company's foreign subsidiaries. The Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. The Company intends to reinvest these earnings indefinitely in its foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

f.	Israeli Transfer Pricing Regulations:

On November 29, 2006, Income Tax Regulations (Determination of Market Terms), 2006, promulgated under Section 85A of the Tax Ordinance, came into effect ("TP Regulations"). Section 85A of the Tax Ordinance and the TP Regulations generally requires that all cross-border transactions carried out between related parties be conducted on an arm's length principle basis and be taxed accordingly. The TP Regulations did not have a material effect on the Company.

g.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2010	2011	2012

Income (loss) from continuing continued operations before taxes as reported in the statements of operations	$(5,627)	$10,567	$5,085

Tax rate	25%	24%	25%

Theoretical tax benefit	$(1,407)	$2,536	$1,271

Increase (decrease) in taxes:

Non-deductible items	335	126	159
Temporary differences on current year losses for which valuation allowance was provided	1,909	288	23
Realization of carryforward tax losses for which valuation allowance was provided	(283)	(2,776)	(1,097)
Tax rate differences in subsidiaries	107	189	181
Provision for uncertain tax positions	88	113	409
Taxes in respect of prior years	15	37	2
Tax withheld against which valuation allowance was provided this year	-	228	121
Investment tax credit	(100)	(233)	(151)
Other	(62)	215	73

Taxes on income in the statements of operations	$602	$723	$991

h.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2010	2011	2012

Current	$770	$793	$953
Deferred	(168)	(66)	38

	$602	$723	$991

Domestic	$107	$399	$531
Foreign	495	324	460

	$602	$723	$991
i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Operating loss carry forwards	$6,674	$6,137
Reserves and tax allowances	3,803	3,576

Total deferred taxes before valuation allowance	10,477	9,713
Valuation allowance	(9,969)	(9,211)

Net deferred tax assets	508	502

Deferred tax liabilities:
Intangible assets	205	210

Net deferred tax assets (liabilities)	$303	$292

Foreign	$303	$292

j.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2010	2011	2012

Domestic	$(7,874)	$8,876	$2,134
Foreign	2,247	1,691	2,951

	$(5,627)	$10,567	$5,085
k.	Net operating carry forward tax losses:

The Company has estimated total available carry forward tax losses of $11,436 to offset against future taxable income. As of December 31, 2012, the Company recorded a full valuation allowance on these carry forward tax losses due to the uncertainty of their future realization. There is no time limitation for the realization of such tax losses.

The Company's subsidiaries have estimated total available carry forward tax losses of $8,663, which may be used to offset against future taxable income, for periods ranging between 6 to 19 years. As of December 31, 2012, the Company recorded a full valuation allowance for its subsidiaries' carry forward tax losses due to the uncertainty of their future realization.

Utilization of U.S. net operating losses may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.
l.	In July 2011, the Company finalized with the Israeli Tax Authority the tax assessment with respect to the years 2005-2006.
m.	Uncertain tax provisions:

As of December 31, 2011 and 2012 balances in respect to ASC 740, "Income Taxes" amounted to $332 and $761, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2011	2012

Balance at the beginning of the year	$243	$332

Additions based on tax positions taken during a prior period	115	428
Reduction related to tax positions taken during a prior period	(2)	(19)
Reductions related to settlement of tax matters	-	-
Foreign currency translation adjustments	(24)	20

Balance at the end of the year	$332	$761

BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 15:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related parties transactions:

	Year ended December 31,
	2010	2011	2012

Sales to a related party	$107	$222	$-
Loan from a related party	$9,703	$-	$-
Interest expenses	$195	$378	$-
b.
In October 2010, the Company entered into agreement with its principal shareholder to install a perimeter security system project at one of his premises in Europe. The work started in December 2010 and was finalized during the first half of 2011.

c.
On September 8, 2010, Ki Corporation provided the Company with a $10,000 bridge loan. The interest rate on the loan was LIBOR + 4%. The interest was paid together with, and in the same manner as, the principal, at the end of the term of the loan. The Company undertook to repay the bridge loan within five business days after the successful completion of the rights offering. The loan was recorded at fair value in the amount of $9,703 using an effective interest rate of 6.7%. The difference between the consideration received and the fair value of the loan was recorded in the statement of changes in shareholders' equity. During 2011, the Company used part of the proceeds from its rights offering for the repayment of the bridge loan,

d.
In May 2008, one of the Company's major shareholders granted to the executive chairman of the Board of Directions the right to purchase 100,000 shares, subject to the same terms and conditions that apply to the exercise of the options the executive chairman received from the Company pursuant to his employment agreement. The employment agreement was approved in the Company's annual shareholders' meeting on August 20, 2008 and consequently, the chairman of the Board of Directors has the right to purchase the shares in three equal annual installments commencing on August 20, 2010 at a price of $7.59 per share. The right to purchase each installment expires after three years. The Company recorded $19 in deferred stock compensation expense with respect to this in 2012.

e.
On December 31, 2007, the Company's then Chairman retired from his position. Pursuant to his retirement agreement as amended, the retired Chairman undertook not to compete with the Company for a period of three years following his retirement. In consideration, the Company agreed to pay the retired Chairman a onetime payment of $360 payable within three months. In addition, the Chairman is entitled to receive certain perquisites from the Company for the rest of his life. The liability as of December 31, 2012 and the special post-benefit expense related to the retirement agreement amounted to $708.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 16:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." The Company operates in two major reportable segments, which represent the Company's operating segments as follows:

•	Perimeter Products segment - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•	Turnkey Projects segment - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31,
	2010				2011				2012
	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total

Revenues	$33,248	$17,249	$(798)	$49,699	$30,012	$59,707	$(1,128)	$88,591	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$665	$397	$-	$1,062	$722	$497	$-	$1,219	$624	$554	$-	$1,178

Other income	$-	$-	$-	$-	$-	$2,304	$-	$2,304	$-	$-	$-	$-

Operating income (loss), before financial expenses and taxes on income	$(1,641)	$(2,716)	$(303)	$(4,660)	$2,665	$7,528	$(382)	$9,811	$4,409	$1,634	$(486)	$5,557
Financial expenses (income), net				967				(756)				472
Taxes on income (tax benefit)				602				723				991

Net income (loss)				$(6,229)				$9,844				$4,094

	December 31,
	2011			2012
	Perimeter	Projects	Total	Perimeter	Projects	Total

Total long-lived assets	$5,117	$3,503	$8,620	$5,664	$3,643	$9,307

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2010	2011	2012

Customer A	13.4%	*	*
Customer B	11.4%	10.7%	*
Customer C	-	34.8%	*
Customer D	-	*	19.3%

*) Less than 10%.

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.	Revenues:

	Year ended December 31,
	2010	2011	2012

Israel	$9,838	$10,091	$10,152
Europe	9,787	10,913	12,809
North America	15,393	13,373	10,732
South and Latin America	9,958	12,145	15,159
Africa	1,108	35,499	21,642
Others	3,615	6,570	7,203

	$49,699	$88,591	$77,697

2.	Long-lived assets:

	December 31,
	2011	2012

Israel	$3,810	$3,966
Europe	1,091	1,134
USA	41	21
Canada	3,410	3,426
Others	268	760

	$8,620	$9,307

SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 17:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest on long-term debt	$(11)	$(6)	$(2)
Interest on short-term bank credit and bank charges	(744)	(773)	(600)
Interest on a related party loan	(195)	(378)	-
Realization of foreign currency translation adjustments	-	-	(421)
Foreign exchange losses, net	(199)	-	(530)

	(1,149)	(1,157)	(1,553)
Financial income:

Interest on short-term and long-term bank deposits	182	519	671
Foreign exchange derivative instruments	-	-	410
Foreign exchange gains, net	-	1,394	-

	182	1,913	1,081

	$(967)	$756	$(472)

SUBSEQUENT EVENTS - UNAUDITED	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS - UNAUDITED [Abstract]
SUBSEQUENT EVENTS - UNAUDITED
NOTE 18:-	SUBSEQUENT EVENTS - UNAUDITED

On January 2013, the Company acquired all of the outstanding ordinary shares of WebSilicon Ltd., an Israeli-based Company with monitoring offerings for landline and wireless networks. In consideration, Magal paid the former owners $2,560 in cash. In addition, Magal issued to the former owners warrants having a fair value of $1,500 to purchase 898,204 of the Company's Ordinary shares at an exercise price of $4.16 per share. The acquisition is aimed to allow Magal to expand its offerings to deliver integrated physical and cyber solutions for critical sites.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in U.S. dollars

b.	Financial statements in U.S. dollars:

The Company's revenues are generated in NIS, U.S. dollars and Euros. In addition, most of the Parent Company's costs are incurred in NIS. The Company's management believes that the NIS is the primary currency of the economic environment in which the Company operates.

In accordance with U.S. Securities and Exchange Commission Regulation S-X, Rule 3-20, the Company has determined its reporting currency to be the U. S. dollar. The measurement process of Rule 3-20 is conceptually consistent with that of ASC 830.

Therefore, the functional currency of the Company is the NIS and its reporting currency is the U.S. dollar. The functional currency of the Company's foreign subsidiaries is the local currency in which each subsidiary operates.

ASC 830, "Foreign Currency Matters" sets the standards for translating foreign currency financial statements of consolidated subsidiaries. The first step in the translation process is to identify the functional currency for each entity included in the financial statements. The accounts of each entity are then measured in its functional currency. All transaction gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

After the measurement process is complete the financial statements are translated into the reporting currency, which is the U.S. dollar, using the current rate method. Equity accounts are translated using historical exchange rates. All other balance sheet accounts are translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the year. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive income (loss).

Principles of consolidation

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Parent Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Changes in the Parent Company's ownership interest with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

Short-term and long-term bank deposits

e.	Short-term and long-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and less than one year, and are presented at their cost.

A bank deposit with a maturity of more than one year is included in long-term bank deposits, and presented at cost.

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of parts. Based on these evaluations, inventory write-offs are provided to cover risks arising from slow-moving items, discontinued products, excess inventories, market prices lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw materials, parts and supplies: using the "first-in, first-out" method.

Work in progress and finished products: on the basis of direct manufacturing costs with the addition of allocable indirect cost, representing allocable operating overhead expenses and manufacturing costs.

During the years ended December 31, 2010, 2011 and 2012, the Company recorded inventory write-offs in the amounts of $309, $960 and $573, respectively. Such write-offs were included in cost of revenues.

Long-term trade receivables
g.	Long-term trade receivables:
Long-term trade and other receivables with long term payment terms are recorded at their estimated present values.

Property and equipment

h.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Intangible assets

i.	Intangible assets:

Intangible assets are amortized over their useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC 350, "Intangibles - Goodwill and Other." Intangible assets were amortized based on the straight line method.

Patents are amortized over a period of ten years and technology is amortized over eight years.

Impairment of long-lived assets

j.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" whenever events or changes in circumstances indicate that the carrying amount of a group of assets may not be recoverable. Recoverability of a group of assets to be held and used is measured by a comparison of the carrying amount of the group to the future undiscounted cash flows expected to be generated by the group. If such group of assets is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. In 2010, 2011 and 2012, the Company did not record any impairment charges attributable to long-lived assets.

Goodwill
k.	Goodwill:

Goodwill has been recorded as a result of past acquisitions and represents excess of the costs over the net fair value of the assets of the businesses acquired.

Goodwill is allocated to one reporting unit within the Perimeter Products segment.

The Company follows ASC 350, "Intangibles - Goodwill and Other."

ASC 350 requires goodwill to be tested for impairment, at the reporting unit level, at least annually or between annual tests in certain circumstances, and written down when impaired, rather than being amortized. The Company performs its goodwill annual impairment test at December 31 of each year, or more often if indicators of impairment are present.

ASC 350 prescribes a two phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. In the first phase of impairment testing, goodwill attributable to each of the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value is determined using discounted cash flows, based on the income approach, as the Company believes that this approach best approximates the reporting unit's fair value at this time. Significant estimates used in the methodologies include estimates of future cash flows, future short-term and long-term growth rates and weighted average cost of capital for each of the reporting units.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. The Company did not apply the qualitative option this year.

The material assumptions used for the income approach for 2012 were five years of projected net cash flows, a weighted average cost of capital rate of 14% and a long-term growth rate of 1%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

As required by ASC 820, "Fair Value Measurements and Disclosures," the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

During the years ended December 31, 2010, 2011 and 2012, the Company did not record any impairment charges.

Revenue recognition

l.	Revenue recognition:

The Company generates its revenues mainly from (1) installation of comprehensive security systems for which revenues are generated from long-term fixed price contracts; (2) sales of security products; and (3) services and maintenance, which are performed either on a fixed-price basis or as time-and-materials based contracts.

Revenues from installation of comprehensive security systems are generated from fixed-price contracts according to which the time between the signing of the contract and the final customer acceptance is usually over one year. Such contracts require significant customization for each customer's specific needs and, as such, revenues from this type of contract are recognized in accordance with ASC 605-35, "Revenue Recognition -Construction-Type and Production-Type Projects," using contract accounting on a percentage of completion method. Accounting for long-term contracts using the percentage-of-completion method stipulates that revenue and expense are recognized throughout the life of the contract, even though the project is not completed and the purchaser does not have possession of the project. Percentage of completion is calculated based on the "Input Method."

Project costs include materials purchased to produce the system, related labor and overhead expenses and subcontractor's costs. The percentage to completion is measured by monitoring costs and efforts devoted using records of actual costs incurred to date in the project compared to the total estimated project requirement, which corresponds to the costs related to earned revenues. The amounts of revenues recognized are based on the total fees under the agreements and the percentage to completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract.

Estimated gross profit or loss from long-term contracts may change due to changes in estimates resulting from differences between actual performance and original forecasts. Such changes in estimated gross profit are recorded in results of operations when they are reasonably determinable by management, on a cumulative catch-up basis.

The Company believes that the use of the percentage of completion method is appropriate as the Company has the ability to make reasonably dependable estimates of the extent of progress towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights regarding services to be provided and received by the parties to the contracts, the consideration to be exchanged and the manner and the terms of settlement, including in cases of termination for convenience. In all cases the Company expects to perform its contractual obligations and its customers are expected to satisfy their obligations under the contract.

Fees are payable upon completion of agreed upon milestones and subject to customer acceptance. Amounts of revenues recognized in advance of contractual billing are recorded as unbilled accounts receivable. The period between most instances of advanced recognition of revenues and the customers' billing generally ranges between one to six months.

The Company sells security products to customers according to customer orders without installation work. The customers do not have a right to return the products. Revenues from security product sales are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition in Financial Statements," when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Services and maintenance are performed under either fixed-price based or time-and-materials based contracts. Under fixed-price contracts, the Company agrees to perform certain work for a fixed price. Under time-and-materials contracts, the Company is reimbursed for labor hours at negotiated hourly billing rates and for materials. Such service contracts are not in the scope of ASC 605-35 and, accordingly, related revenues are recognized in accordance with SAB No. 104, as those services are performed or over the term of the related agreements provided that, an evidence of an arrangement has been obtained, fees are fixed and determinable and collectability is reasonably assured.

Deferred revenue includes unearned amounts under installation services, service contracts and maintenance agreements.

Accounting for stock-based compensation

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation".

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statement.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the vesting period, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

During the years ended December 31, 2010, 2011 and 2012, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $833, $344 and $203, respectively. In the years ended December 31, 2010, 2011 and 2012, the Company recognized additional stock-based compensation expenses of $100, $54 and $19, respectively, related to a transaction between two of the Company's related parties, see Note 15d.

The Company estimates the fair value of stock options granted under ASC 718 using the Binomial model. The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated using historical option exercise information. The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following assumptions were used in the Binomial option pricing model for the year ended December 31, 2012 (no options were granted in 2010 and 2011).

2012

Dividend yield	0%
Expected volatility	44.88%-73.44%
Risk-free interest	0.19%-1.1%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

Research and development costs

n.	Research and development costs:
Research and development costs incurred in the process of developing product improvements or new products, are charged to expenses as incurred.

Warranty costs

o.	Warranty costs:

The Company provides a warranty for up to 26 months at no extra charge. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time product revenue is recognized in accordance with ASC 450, "Contingencies." Factors that affect the Company's warranty liability include the number of units, historical and anticipated rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

The following table provides the detail of the change in the Company's product warranty accrual, which is a component of other accrued liabilities on the consolidated balance sheets for the years ended December 31, 2011 and 2012:

	December 31,
	2011	2012

Warranty provision, beginning of year	$962	$1,308
Charged to costs and expenses relating to new sales	845	732
Costs of warranties granted	(405)	(803)
Foreign currency translation adjustments	(94)	(35)

Warranty provision, end of year	$1,308	$1,202

Net earnings (loss) per share
p.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share." Part of the Company's outstanding stock options has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of Magal's Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings (loss) per share was 753,978 shares and 559,186 shares for the years ended December 31, 2011 and 2012, respectively.

Concentrations of credit risk

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, short-term and long-term bank deposits, trade receivables, unbilled accounts receivable, long-term trade receivables and long-term loans.

Of the Company's cash and cash equivalents and short-term, restricted and long-term bank deposits at December 31, 2012, $41,050 is invested in major Israeli and U.S. banks, and approximately $5,390 is invested in other banks, mainly with Deutsche Bank, Royal Bank of Canada and Westpac Bank. Cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and therefore, bear low risk.

The short-term and long-term trade receivables of the Company, as well as the unbilled accounts receivable, are primarily derived from sales to large and solid organizations and governmental authorities located mainly in Israel, the United States, Canada, Mexico, and Europe.

The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection and in accordance with an aging policy. In certain circumstances, the Company may require letters of credit, other collateral or additional guarantees.

Changes in the Company's allowance for doubtful accounts during the period are as follows:
	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$911	$919	$1,112
Doubtful debt expenses during the year	601	411	413
Customers write-offs/collection during the year	(610)	(144)	(599)
Exchange rate	17	(74)	33

	$919	$1,112	$959

As of December 31, 2012, the Company has no significant off-balance sheet concentrations of credit risk, such as foreign exchange contracts or foreign hedging arrangements.

Income taxes

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes." This ASC prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company adopted an amendment to ASC 740, "Income Taxes". The amendment clarifies the accounting for uncertainties in income taxes by establishing minimum standards for the recognition and measurement of tax positions taken or expected to be taken in a tax return. Under the requirements of ASC 740, the Company must review all of its tax positions and make a determination as to whether its position is more-likely-than-not to be sustained upon examination by regulatory authorities. If a tax position meets the more-likely-than-not standard, then the related tax benefit is measured based on a cumulative probability analysis of the amount that is more-likely-than-not to be realized upon ultimate settlement or disposition of the underlying issue.

In the years ended December 31,2010, 2011 and 2012, the Company recorded tax expenses in connection to uncertainties in income taxes of $88, $113 and $409, respectively.

Severance pay

s.	Severance pay:

The Company's liability for its Israeli employees severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for its employees in Israel is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits accumulated up to balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes immaterial profits.

On December 31, 2007, the then Chairman of the Company's Board of Directors, (hereinafter - the retired Chairman) retired from his position. Pursuant to his retirement agreement, the retired Chairman is entitled to receive certain perquisites from the Company for the rest of his life. As of December 31, 2012, the actuarial value of these perquisites is estimated at approximately $708. This provision was included as part of accrued severance pay.

Severance expenses for the years ended December 31, 2010, 2011 and 2012, amounted to approximately $724, $868 and $586, respectively.

The Company has entered into an agreement with some of its employees implementing Section 14 of the Severance Pay Law and the General Approval of the Labor Minister dated June 30, 1998, issued in accordance with the said Section 14, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies will be released to them. The severance pay liabilities and deposits covered by these plans are not reflected in the balance sheet as the severance pay risks have been irrevocably transferred to the severance funds.

Fair value of financial instruments

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

(i)
The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables, unbilled accounts receivable, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

(ii)
The carrying amount of the Company's long-term trade receivables and long-term bank deposits approximate their fair value. The fair value was estimated using discounted cash flows analysis, based on the Company's investment rates for similar type of investment arrangements.

(iii)
The carrying amounts of the Company's long-term debt are estimated by discounting the future cash flows using current interest rates for loans of similar terms and maturities. As of December 31, 2012, there was no material difference in the fair value of the Company's long-term borrowing compared to their carrying amount.

Advertising expenses

u.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2010, 2011 and 2012, were $137, $164 and $152, respectively.

Fair value measurements

v.	Fair value measurements:

ASC 820, "Fair Value Measurement and Disclosure" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1	-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	-	Significant other observable inputs based on market data obtained from sources independent of the reporting entity.

Level 3	-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In 2012, the Company did not have any assets or liabilities measured at fair value on a recurring or nonrecurring basis.

Derivative instruments

w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments not designated as hedging instruments:

The Company enters into forward "extra" contracts to hedge portions of balances denominated in currencies other than its functional currency. These forward contracts are a combination of the purchase of a foreign exchange option and the sale of a foreign exchange option with a "knock in." A foreign exchange option with a "knock in" is a product that gives the holder the right but not the obligation to exchange one currency for another at a predetermined rate once an agreed "knock in" rate trades. Those instruments are not designated as hedging instruments. As a result, gains and losses related to such derivative instruments are recorded in financial expenses (income).

During the year ended December 31, 2012, the Company recognizes $410 profit from those forward "extra" contracts as part of financial income. During the year ended December 31, 2011, these forward "extra" transactions had no impact on the Company's results as none of the "knock in" rates were met. In the year ended December 31, 2010, the Company had no forward contracts.

Comprehensive income (loss)

x.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". ASC 220 establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity (deficiency) during the period except those resulting from investments by, or distributions to, shareholders.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The Company's chose to present two consecutive statements.
The Company has determined that its items of comprehensive income (loss) relate to unrealized gain from foreign currency translation adjustments.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2010	2011	2012

Foreign currency translation adjustments	$5,075	$4,486	$4,749

Total accumulated other comprehensive income	$5,075	$4,486	$4,749

Non-controlling interest
y.	Non-controlling interest:

The Company established a Spanish subsidiary in September 2009, which was 76% owned by the Company and 24% owned by a local partner. As of December 31, 2010, the Company changed the engagement terms with the local partner pursuant to a new employment agreement with the Spanish subsidiary. In return for the new arrangement, the local partner gave up his ownership rights and starting December 31, 2010, the Company owns 100% of the Spanish subsidiary.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates

%

Buildings	3 - 4
Machinery and equipment	10 - 33 (mainly 10%)
Motor vehicles	15
Promotional displays	25 - 50
Office furniture and equipment	6 - 33
Leasehold improvements	By the shorter of the term of the lease or the useful life of the assets

Schedule of Fair Value Assumptions for Stock Options
2012

Dividend yield	0%
Expected volatility	44.88%-73.44%
Risk-free interest	0.19%-1.1%
Contractual term	4-9 years
Forfeiture rate	0%
Suboptimal exercise multiple	1.5

Schedule of Product Warranty Accrual

	December 31,
	2011	2012

Warranty provision, beginning of year	$962	$1,308
Charged to costs and expenses relating to new sales	845	732
Costs of warranties granted	(405)	(803)
Foreign currency translation adjustments	(94)	(35)

Warranty provision, end of year	$1,308	$1,202

Schedule of Changes in Allowance for Doubtful Accounts
	Year ended December 31,
	2010	2011	2012

Balance at the beginning of the year	$911	$919	$1,112
Doubtful debt expenses during the year	601	411	413
Customers write-offs/collection during the year	(610)	(144)	(599)
Exchange rate	17	(74)	33

	$919	$1,112	$959

Schedule of Accumulated Other Comprehensive Income (Loss)
	Year ended December 31,
	2010	2011	2012

Foreign currency translation adjustments	$5,075	$4,486	$4,749

Total accumulated other comprehensive income	$5,075	$4,486	$4,749

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses

	December 31,
	2011	2012

Government authorities	$1,053	$818
Employees	26	12
Prepaid expenses	3,711	1,087
Advances to suppliers	362	298
Others	286	456

	$5,438	$2,671

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories

	December 31,
	2011	2012

Raw materials	$2,021	$1,779
Work in progress	2,628	2,220
Finished products	5,015	4,536

	$9,664	$8,535

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

	December 31,
	2011	2012
Cost:

Land and buildings	$7,540	$7,723
Machinery and equipment	6,685	4,934
Motor vehicles	1,373	1,652
Promotional displays	2,113	583
Office furniture and equipment	3,249	2,632
Leasehold improvements	570	592

	21,530	18,116
Accumulated depreciation:

Buildings	3,606	3,499
Machinery and equipment	5,996	4,258
Motor vehicles	773	738
Promotional displays	1,928	377
Office furniture and equipment	2,595	1,891
Leasehold improvements	172	231

	15,070	10,994

Property and equipment, net	$6,460	$7,122

OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets

	December 31,
	2011	2012
Cost:

Know-how	$1,056	$1,082
Patents	3,385	3,490
Technology	12	18

	4,453	4,590
Accumulated amortization:

Know-how	1,056	1,082
Patents	3,197	3,326
Technology	10	11

	4,263	4,419

Other intangibles, net	$190	$171

Schedule of Amortization of Intangible Assets

December 31,

2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46

$171

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
As of January 1, 2011	$2,026

Foreign currency translation adjustments	(56)

As of December 31, 2011	1,970

Foreign currency translation adjustments	44

As of December 31, 2012	$2,014

SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

	Interest rate		December 31,
	2011	2012	2011	2012
	%

In or linked to NIS	4.69	3	$5,264	$5,358
In or linked to Euro	8.36	-	93	-

			$5,357	$5,358
Weighted average interest rates at the end of the year	4.75	3

Schedule of Credit Lines

	December 31,
	2011	2012

Short-term bank credit	$5,357	$5,358
Long-term bank credit	71	39
Performance guarantees	8,491	5,986

	13,909	11,383

Unutilized credit lines	10,762	17,204

Total authorized credit lines	$24,671	$28,587

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31,
	2011	2012

Employees and payroll accruals	$3,198	$2,790
Accrued expenses	7,902	5,807
Deferred revenues	1,447	186
Government authorities	113	479
Income tax payable and tax provision	305	823
Others	173	115

	$13,137	$10,200

LONG-TERM BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK DEBT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

		Interest rate		December 31,
		2011	2012	2011	2012
		%

Bank loan	NIS	4.26	3.59	$71	$39

				71	39
Less - current maturities				33	33

				$38	$6
Weighted average interest rates at the end of the year		4.26	3.59

Schedule of Aggregate Annual Maturities

2013	$33
2014	6

$39

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Lease Commitments
2013	$766
2014	457
2015	230
2016	154
2017	101
2018 and there after	781

$2,489

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Summary of Changes in Stock Option Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	1,108,000	$5.28	36.2	81
Granted	85,000	$5.14	52.03	-
Exercised	(278,200)	$4.01
Forfeited	(132,968)	$7.06

Outstanding at December 31, 2012	781,832	$5.42	30.18	122

Vested and expected to vest at December 31, 2012	781,832	$5.42	30.18	122

Exercisable at December 31, 2012	644,832	$5.59	25.7	107

Schedule of Stock Options Outstanding

Options outstanding as of December 31, 2012	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2012
		(In months)

300,000	$7.59	16.67	300,000
98,000	$4.09	21.83	73,500
83,332	$4.35	38.57	83,332
182,500	$3.53	37.70	155,000
33,000	$3.48	35.23	33,000
85,000	$5.14	52.03	-

781,832		30.18	644,832

BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2010	2011	2012
Numerator:
Income (loss) attributable to Magal shareholders'	$(6,205)	$9,844	$4,094

Denominator:
Denominator for basic net earnings per share weighted-average number of shares outstanding	10,396,548	12,645,283	16,003,482
Effect of diluting securities:
Employee stock options	-	-	27,334

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	10,396,548	12,645,283	16,030,816

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Reconciliation of Income Tax Rate

	Year ended December 31,
	2010	2011	2012

Income (loss) from continuing continued operations before taxes as reported in the statements of operations	$(5,627)	$10,567	$5,085

Tax rate	25%	24%	25%

Theoretical tax benefit	$(1,407)	$2,536	$1,271

Increase (decrease) in taxes:

Non-deductible items	335	126	159
Temporary differences on current year losses for which valuation allowance was provided	1,909	288	23
Realization of carryforward tax losses for which valuation allowance was provided	(283)	(2,776)	(1,097)
Tax rate differences in subsidiaries	107	189	181
Provision for uncertain tax positions	88	113	409
Taxes in respect of prior years	15	37	2
Tax withheld against which valuation allowance was provided this year	-	228	121
Investment tax credit	(100)	(233)	(151)
Other	(62)	215	73

Taxes on income in the statements of operations	$602	$723	$991

Schedule of Income Taxes

	Year ended December 31,
	2010	2011	2012

Current	$770	$793	$953
Deferred	(168)	(66)	38

	$602	$723	$991

Domestic	$107	$399	$531
Foreign	495	324	460

	$602	$723	$991

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets:
Operating loss carry forwards	$6,674	$6,137
Reserves and tax allowances	3,803	3,576

Total deferred taxes before valuation allowance	10,477	9,713
Valuation allowance	(9,969)	(9,211)

Net deferred tax assets	508	502

Deferred tax liabilities:
Intangible assets	205	210

Net deferred tax assets (liabilities)	$303	$292

Foreign	$303	$292

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes

	Year ended December 31,
	2010	2011	2012

Domestic	$(7,874)	$8,876	$2,134
Foreign	2,247	1,691	2,951

	$(5,627)	$10,567	$5,085

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2011	2012

Balance at the beginning of the year	$243	$332

Additions based on tax positions taken during a prior period	115	428
Reduction related to tax positions taken during a prior period	(2)	(19)
Reductions related to settlement of tax matters	-	-
Foreign currency translation adjustments	(24)	20

Balance at the end of the year	$332	$761

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Transactions with Related Parties

	Year ended December 31,
	2010	2011	2012

Sales to a related party	$107	$222	$-
Loan from a related party	$9,703	$-	$-
Interest expenses	$195	$378	$-

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Schedule of Operating Segment Information

	Year ended December 31,
	2010				2011				2012
	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total	Perimeter	Projects	Eliminations	Total

Revenues	$33,248	$17,249	$(798)	$49,699	$30,012	$59,707	$(1,128)	$88,591	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$665	$397	$-	$1,062	$722	$497	$-	$1,219	$624	$554	$-	$1,178

Other income	$-	$-	$-	$-	$-	$2,304	$-	$2,304	$-	$-	$-	$-

Operating income (loss), before financial expenses and taxes on income	$(1,641)	$(2,716)	$(303)	$(4,660)	$2,665	$7,528	$(382)	$9,811	$4,409	$1,634	$(486)	$5,557
Financial expenses (income), net				967				(756)				472
Taxes on income (tax benefit)				602				723				991

Net income (loss)				$(6,229)				$9,844				$4,094

	December 31,
	2011			2012
	Perimeter	Projects	Total	Perimeter	Projects	Total

Total long-lived assets	$5,117	$3,503	$8,620	$5,664	$3,643	$9,307

Schedule of Major Customer Data

	Year ended December 31,
	2010	2011	2012

Customer A	13.4%	*	*
Customer B	11.4%	10.7%	*
Customer C	-	34.8%	*
Customer D	-	*	19.3%
*) Less than 10%.

Schedule of Revenues and Long-Lived Assets Within Geographic Areas

1.	Revenues:

	Year ended December 31,
	2010	2011	2012

Israel	$9,838	$10,091	$10,152
Europe	9,787	10,913	12,809
North America	15,393	13,373	10,732
South and Latin America	9,958	12,145	15,159
Africa	1,108	35,499	21,642
Others	3,615	6,570	7,203

	$49,699	$88,591	$77,697

2.	Long-lived assets:

	December 31,
	2011	2012

Israel	$3,810	$3,966
Europe	1,091	1,134
USA	41	21
Canada	3,410	3,426
Others	268	760

	$8,620	$9,307

SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Schedule of Selected Statements of Income Data

	Year ended December 31,
	2010	2011	2012

Financial expenses:

Interest on long-term debt	$(11)	$(6)	$(2)
Interest on short-term bank credit and bank charges	(744)	(773)	(600)
Interest on a related party loan	(195)	(378)	-
Realization of foreign currency translation adjustments	-	-	(421)
Foreign exchange losses, net	(199)	-	(530)

	(1,149)	(1,157)	(1,553)
Financial income:

Interest on short-term and long-term bank deposits	182	519	671
Foreign exchange derivative instruments	-	-	410
Foreign exchange gains, net	-	1,394	-

	182	1,913	1,081

	$(967)	$756	$(472)

GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Right to purchase, number of shares	5,273,274
Net proceeds from issuance of common stock	$ 16,000			$ 16,228
Issuance of share capital, net, shares		150,000
Private placement, price per share, initial price		$ 3.04
Private placement, price per share, closing price		$ 3.05

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2009	Sep. 30, 2009 Local Partner [Member]	Mar. 31, 2008 Board of Directors Chairman [Member]	Dec. 31, 2012 Affiliated Entity [Member]	Dec. 31, 2011 Affiliated Entity [Member]	Dec. 31, 2010 Affiliated Entity [Member]	Dec. 31, 2010 Magal Espana [Member]	Dec. 31, 2012 Major Israeli And U.S. Banks [Member]	Dec. 31, 2012 Other Banks [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2012 Technology [Member]
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Write-off of inventory	$ 573	$ 960	$ 309
Impairment of long-lived assets	0	0	0
Goodwill impairment	0	0	0
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life													10 years	8 years
Projected net cash flows, period	5 years
Weighted average cost of capital rate	14.00%
Long-term growth rate	1.00%
Number of shares excluded from calculation of diluted earnings (loss) per share	559,186	753,978
Financial Institutions [Line Items]
Deposits											41,050	5,390
Tax expenses (benefits)	409	113	88
Related Party Transaction [Line Items]
Ownership percentage				76.00%	24.00%					100.00%
Stock-based compensation	203	344	833				19	54	100
Accrued severance pay	708
Severance costs	586	868	724			360
Advertising expense	152	164	137
Foreign exchange derivative instruments	$ 410

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	3.00%
Annual depreciation rate, maximum	4.00%
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	10.00%
Annual depreciation rate, maximum	33.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate	15.00%
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	25.00%
Annual depreciation rate, maximum	50.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate, minimum	6.00%
Annual depreciation rate, maximum	33.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Annual depreciation rate description	By the shorter of the term of the lease or the useful life of the assets

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility, minimum	44.88%
Expected volatility, maximum	73.44%
Risk-free interest, minimum	0.19%
Risk-free interest, maximum	1.10%
Forfeiture rate	0.00%
Suboptimal exercise multiple	1.5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	9 years

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,308	$ 962
Charged to costs and expenses relating to new sales	732	845
Costs of warranties granted	(803)	(405)
Foreign currency translation adjustments	(35)	(94)
Warranty provision, end of year	$ 1,202	$ 1,308

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 1,112	$ 919	$ 911
Doubtful debt expenses during the year	413	411	601
Customers write-offs/collection during the year	(599)	(144)	(610)
Exchange rate	33	(74)	17
Balance at the end of the year	$ 959	$ 1,112	$ 919

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation adjustments	$ 4,749	$ 4,486	$ 5,075
Total accumulated other comprehensive income	$ 4,749	$ 4,486	$ 5,075

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 818	$ 1,053
Employees	12	26
Prepaid expenses	1,087	3,711
Advances to suppliers	298	362
Others	456	286
Total other accounts receivable and prepaid expenses	$ 2,671	$ 5,438

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 1,779	$ 2,021
Work in progress	2,220	2,628
Finished products	4,536	5,015
Total inventory	$ 8,535	$ 9,664

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 18,116	$ 21,530
Property and equipment, accumulated depreciation	10,994	15,070
Property and equipment, net	7,122	6,460
Depreciation expense	1,133	1,171	970
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,723	7,540
Property and equipment, accumulated depreciation	3,499	3,606
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,934	6,685
Property and equipment, accumulated depreciation	4,258	5,996
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,652	1,373
Property and equipment, accumulated depreciation	738	773
Promotional Displays [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	583	2,113
Property and equipment, accumulated depreciation	377	1,928
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,632	3,249
Property and equipment, accumulated depreciation	1,891	2,595
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	592	570
Property and equipment, accumulated depreciation	$ 231	$ 172

OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,590	$ 4,453
Accumulated amortization	4,419	4,263
Other intangibles, net	171	190
Know-How [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,082	1,056
Accumulated amortization	1,082	1,056
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,490	3,385
Accumulated amortization	3,326	3,197
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	18	12
Accumulated amortization	$ 11	$ 10

OTHER INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 45	$ 48	$ 92
2013	43
2014	36
2015	27
2016	19
2017 and thereafter	46
Other intangibles, net	$ 171	$ 190

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL [Abstract]
Goodwill, beginning balance	$ 1,970	$ 2,026
Foreign currency translation adjustments	44	(56)
Goodwill, ending balance	$ 2,014	$ 1,970
Projected net cash flows, period	5 years
Discount rate	14.00%
Long-term growth rate	1.00%

SHORT-TERM BANK CREDIT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Short-term bank credit	$ 5,358	$ 5,357
Weighted average interest rates at the end of the year	3.00%	4.75%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	3.00%	4.69%
Short-term bank credit	5,358	5,264
In Or Linked To Euro [Member]
Line of Credit Facility [Line Items]
Interest rate	0.00%	8.36%
Short-term bank credit		$ 93

SHORT-TERM BANK CREDIT (Schedule of Credit Lines) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHORT-TERM BANK CREDIT [Abstract]
Short-term bank credit	$ 5,358	$ 5,357
Long-term bank credit	39	71
Performance guarantees	5,986	8,491
Total bank credit	11,383	13,909
Unutilized credit lines	17,204	10,762
Total authorized credit lines	$ 28,587	$ 24,671

SHORT-TERM BANK CREDIT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
SHORT-TERM BANK CREDIT [Abstract]
Quick ratio	1.25
Ratio of total liabilities to tangible net worth	0.75
Tangible net worth	$ 10,000

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Employees and payroll accruals	$ 2,790	$ 3,198
Accrued expenses	5,807	7,902
Deferred revenues	186	1,447
Government authorities	479	113
Income tax payable and tax provision	823	305
Others	115	173
Other accounts payable and accrued expenses	$ 10,200	$ 13,137

LONG-TERM BANK DEBT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term bank credit	$ 39	$ 71
Less - current maturities	33	33
Long-term bank credit noncurrent	6	38
Weighted average interest rates at the end of the year	3.59%	4.26%
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	3.59%	4.26%
Long-term bank credit	$ 39	$ 71

LONG-TERM BANK DEBT (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM BANK DEBT [Abstract]
2013	$ 33
2014	6
Long-term bank credit	$ 39	$ 71

COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2002
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Royalty rate		3.50%
Royalties, maximum percentage of grants received		100.00%
Royalty expense		$ 178,000	$ 68,000	$ 0
Minimum amount of products to be purchased					300,000
Purchase committment, period, years					2.5
Accrued royalties		1,100,000
Accrued royalties to a third party		55,000
Performance guarantees		5,986,000	8,491,000
Long-term Purchase Commitment [Line Items]
Restricted deposit		2,460,000	2,299,000
Arbitration award	2,500
Arbitration recorded income	2,300
Africa Project [Member]
Long-term Purchase Commitment [Line Items]
Original restricted deposit		4,280,000
Restricted deposit		$ 2,140,000
Restricted deposits, average interest rate		1.50%

COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 766
2014	457
2015	230
2016	154
2017	101
2018 and thereafter	781
Total future minimum lease payments due	2,489
Operating leases and rent expense	$ 904	$ 1,019	$ 924

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended
	Aug. 20, 2011	Jun. 17, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 27, 2003 2003 Plan [Member]	May 31, 2008 2003 Plan [Member]	Jun. 23, 2010 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]
SHAREHOLDERS' EQUITY [Abstract]
Ordinary shares, shares outstanding			16,098,022	15,819,822	10,396,548	10,396,548
Net proceeds from issuance of common stock	$ 16,000			$ 16,228
Issuance of common stock, shares	5,273,274
Warrants, exercise price	3.03
Issuance of share capital, net, shares		150,000
Private placement, price per share, initial price		$ 3.04
Private placement, price per share, closing price		$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term							10 years		10 years
Number of shares available for grant								1,000,000		558,543
Weighted-average grant date fair value			$ 2.18
Total intrinsic value of options exercised			455
Non-vested share-based compensation arrangements, unrecognized compensation costs			122
Options granted to related parties, unrecognized compensation costs			$ 0
Unrecognized compensation cost, weighted-average recognition period			2 years 6 months

SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of options
Outstanding at January 1, 2012	1,108,000
Granted	85,000
Exercised	(278,200)
Forfeited	(132,968)
Outstanding at December 31, 2012	781,832	1,108,000
Vested and expected to vest at December 31, 2012	781,832
Exercisable at December 31, 2012	644,832
Weighted-average exercise price
Outstanding at January 1, 2012	$ 5.28
Granted	$ 5.14
Exercised	$ 4.01
Forfeited	$ 7.06
Outstanding at December 31, 2012	$ 5.42	$ 5.28
Vested and expected to vest at December 31, 2012	$ 5.42
Exercisable at December 31, 2012	$ 5.59
Weighted-average remaining contractual life
Outstanding at January 1, 2012	30 months 5 days	36 months 6 days
Granted	0
Outstanding at December 31, 2012	30 months 5 days	36 months 6 days
Vested and expected to vest at December 31, 2012	30 months 5 days
Exercisable at December 31, 2012	25 months 21 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2012	$ 81
Outstanding at December 31, 2012	122	81
Vested and expected to vest at December 31, 2012	122
Exercisable at December 31, 2012	$ 107

SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	781,832
Weighted average remaining contractual life	30 months 5 days
Options exercisable as of December 31, 2012	644,832
$7.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	300,000
Exercise price	7.59
Weighted average remaining contractual life	16 months 20 days
Options exercisable as of December 31, 2012	300,000
$4.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	98,000
Exercise price	4.09
Weighted average remaining contractual life	21 months 25 days
Options exercisable as of December 31, 2012	73,500
$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	83,332
Exercise price	4.35
Weighted average remaining contractual life	38 months 17 days
Options exercisable as of December 31, 2012	83,332
$3.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	182,500
Exercise price	3.53
Weighted average remaining contractual life	37 months 21 days
Options exercisable as of December 31, 2012	155,000
$3.48 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	33,000
Exercise price	3.48
Weighted average remaining contractual life	35 months 7 days
Options exercisable as of December 31, 2012	33,000
$5.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	85,000
Exercise price	5.14
Weighted average remaining contractual life	52 months 1 day
Options exercisable as of December 31, 2012

BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Income (loss) attributable to Magal shareholders'	$ 4,094	$ 9,844	$ (6,205)
Denominator for basic net earnings per share weighted-average number of shares outstanding	16,003,482	12,645,283	10,396,548
Employee stock options	27,334
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	16,030,816	12,645,283	10,396,548

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subsidiaries [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Carry forward tax losses for subsidiaries, term					6 years	19 years
Carry forward tax losses	$ 11,436			$ 8,663
Unrecognized tax benefits	$ 761	$ 332	$ 243

TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) from continued operations before taxes as reported in the statements of operations	$ 5,085	$ 10,567	$ (5,627)
Tax rate	25.00%	24.00%	25.00%
Theoretical tax benefit	1,271	2,536	(1,407)
Increase (decrease) in taxes:
Non-deductible items	159	126	335
Temporary differences on current year losses for which valuation allowance was provided	23	288	1,909
Realization of carry forward tax losses for which valuation allowance was provided	(1,097)	(2,776)	(283)
Tax rate differences in subsidiaries	181	189	107
Provision for uncertain tax positions	409	113	88
Taxes in respect of prior years	2	37	15
Tax withheld against which valuation allowance was provided this year	121	228
Investment tax credit	(151)	(233)	(100)
Other	73	215	(62)
Total taxes on income	$ 991	$ 723	$ 602

TAXES ON INCOME (Schedule of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on income (tax benefit):
Current	$ 953	$ 793	$ 770
Deferred	38	(66)	(168)
Total taxes on income	991	723	602
Taxes on income (tax benefit):
Domestic	531	399	107
Foreign	460	324	495
Total taxes on income	$ 991	$ 723	$ 602

TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Operating loss carry forwards	$ 6,137	$ 6,674
Reserves and tax allowances	3,576	3,803
Total deferred taxes before valuation allowance	9,713	10,477
Valuation allowance	(9,211)	(9,969)
Net deferred tax assets	502	508
Deferred tax liabilities
Intangible assets	210	205
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	292	303
Foreign [Member]
Income Tax Authority [Line Items]
Net deferred tax assets (liabilities)	$ 292	$ 303

TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 2,134	$ 8,876	$ (7,874)
Foreign	2,951	1,691	2,247
Income (loss) before income taxes	$ 5,085	$ 10,567	$ (5,627)

TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance at the beginning of the year	$ 332	$ 243
Additions based on tax positions taken during a prior period	428	115
Reduction related to tax positions taken during a prior period	(19)	(2)
Reductions related to settlement of tax matters
Foreign currency translation adjustments	20	(24)
Balance at the end of the year	$ 761	$ 332

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Sales to a related party		$ 222	$ 107
Loan from a related party			9,703
Interest expenses		$ 378	$ 195

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 20, 2011	Sep. 08, 2010 Ki Corporation [Member]	Mar. 31, 2008 Board of Directors Chairman [Member]	Dec. 31, 2012 Board of Directors Chairman [Member]	Aug. 20, 2010 Board of Directors Chairman [Member]	May 31, 2008 Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Bridge loan					$ 10,000
LIBOR spread					4.00%
Loan from a related party			9,703		9,703
Effective interest rate					6.70%
Right to purchase, number of shares				5,273,274					100,000
Warrants, exercise price				3.03				7.59
Deferred stock compensation expense							19
Retirement payment	586	868	724			360
Accrued severance pay	$ 708

SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 77,697	$ 88,591	$ 49,699
Depreciation and amortization	1,178	1,219	1,062
Other income		2,304
Operating income (loss), before financial expenses and taxes on income	5,557	9,811	(4,660)
Financial expenses (income), net	472	(756)	967
Taxes on income (tax benefit)	991	723	602
Net Income (Loss)	4,094	9,844	(6,229)
Total long-lived assets	9,307	8,620
Perimeter [Member]
Revenues	33,941	30,012	33,248
Depreciation and amortization	624	722	665
Other income
Operating income (loss), before financial expenses and taxes on income	4,409	2,665	(1,641)
Total long-lived assets	5,664	5,117
Projects [Member]
Revenues	45,038	59,707	17,249
Depreciation and amortization	554	497	397
Other income		2,304
Operating income (loss), before financial expenses and taxes on income	1,634	7,528	(2,716)
Total long-lived assets	3,643	3,503
Eliminations [Member]
Revenues	(1,282)	(1,128)	(798)
Depreciation and amortization
Other income
Operating income (loss), before financial expenses and taxes on income	$ (486)	$ (382)	$ (303)

SEGMENT INFORMATION (Schedule of Major Customer Data) (Details) (Revenues [Member])	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	13.40%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	10.70%		11.40%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	34.80%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.30%			[1]

[1]	Less than 10%

SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 77,697	$ 88,591	$ 49,699
Long-lived assets	9,307	8,620
Israel [Member]
Revenues	10,152	10,091	9,838
Long-lived assets	3,966	3,810
Europe [Member]
Revenues	12,809	10,913	9,787
Long-lived assets	1,134	1,091
North America [Member]
Revenues	10,732	13,373	15,393
USA [Member]
Long-lived assets	21	41
Canada [Member]
Long-lived assets	3,426	3,410
South And Latin America [Member]
Revenues	15,159	12,145	9,958
Africa [Member]
Revenues	21,642	35,499	1,108
Others [Member]
Revenues	7,203	6,570	3,615
Long-lived assets	$ 760	$ 268

SELECTED STATEMENTS OF INCOME DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial expenses:
Interest on long-term debt	$ (2)	$ (6)	$ (11)
Interest on short-term bank credit and bank charges	(600)	(773)	(744)
Interest on a related party loan		(378)	(195)
Realization of foreign currency translation adjustments	(421)
Foreign exchange losses, net	(530)		(199)
Total financial expenses	(1,553)	(1,157)	(1,149)
Financial income:
Interest on short-term and long-term bank deposits	671	519	182
Foreign exchange derivative instruments	410
Foreign exchange gains, net		1,394
Total financial income	1,081	1,913	182
Financial expenses (income), net	$ (472)	$ 756	$ (967)

SUBSEQUENT EVENTS - UNAUDITED (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Aug. 20, 2011	Jan. 31, 2013 Business Acquisition [Member]
Subsequent Event [Line Items]
Consideration paid with cash		$ 2,560
Warrants issued, value		$ 1,500
Right to purchase, number of shares	5,273,274	898,204
Warrants, exercise price	3.03	4.16